Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									9 Months Ended	12 Months Ended
	Jan. 03, 2016		Sep. 27, 2015 [1]	Jun. 28, 2015 [1]	Mar. 29, 2015 [1]	Dec. 28, 2014 [2]	Sep. 28, 2014 [2]	Jun. 29, 2014 [2]	Mar. 30, 2014 [2]	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Quarterly Financial Information Disclosure [Abstract]
Sales by country:	$ 600.0	[1]	$ 555.4	$ 577.7	$ 565.0	$ 622.3	$ 601.1	$ 597.1	$ 573.5		$ 2,298.1	$ 2,394.0	$ 2,338.6
Gross profit	221.6	[1]	209.6	220.0	219.1	230.7	225.7	228.7	221.8
Net income	55.5	[1]	48.3	48.0	43.7	58.9	54.9	55.8	46.0		195.5	215.6	184.5
Noncontrolling interest	0.0	[1]	0.0	0.3	0.0	1.3	0.7	0.3	(0.2)		$ 0.3	$ 2.1	$ 0.5
Net income attributable to Teledyne	$ 55.5	[1]	$ 48.3	$ 48.3	$ 43.7	$ 60.2	$ 55.6	$ 56.1	$ 45.8
Basic earnings per share attributable to Teledyne:
Basic earnings per share (in USD per share)	$ 1.59	[1]	$ 1.37	$ 1.37	$ 1.22	$ 1.65	$ 1.49	$ 1.50	$ 1.22		$ 5.55	$ 5.87	$ 4.96
Diluted earnings per share attributable to Teledyne:
Diluted earnings per share (in USD per share)	$ 1.57	[1]	$ 1.34	$ 1.34	$ 1.20	$ 1.62	$ 1.47	$ 1.47	$ 1.20		$ 5.44	$ 5.75	$ 4.87
Fiscal period, length											371 days	364 days	364 days
Length of quarterly period (in weeks)	98 days									91 days		91 days

[1]	Fiscal year 2015 was a 371 year, each quarter contained 91 weeks except the fourth quarter which contained 98 weeks.
[2]	Fiscal year 2014 was a P364D-week year, each quarter contained P91D weeks.